EXECUTIVE INVESTORS TRUST
                                 Blue Chip Fund
                                 High Yield Fund
                             Insured Tax Exempt Fund
                         Supplement dated March 15, 2000
                       to Prospectus dated April 30, 1999

Shareholders of the Blue Chip Fund and the High Yield Fund were previously informed of the proposal to reorganize the Blue Chip Fund into First Investors Series Fund--Blue Chip Fund and High Yield Fund into First Investors Fund For Income, Inc. At the Special Meeting of Shareholders held on February 25, 2000, the Shareholders approved the proposal to reorganize each Fund. The reorganizations were effected as of the close of business on March 14, 2000. Accordingly, this prospectus is amended by deleting all text related to the Blue Chip and High Yield Funds.





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                            EXECUTIVE INVESTORS TRUST
                                 Blue Chip Fund
                                 High Yield Fund
                             Insured Tax Exempt Fund
                         Supplement dated March 15, 2000
           to Statement of Additional Information dated April 30, 1999

Shareholders of the Blue Chip Fund and the High Yield Fund were previously informed of the proposal to reorganize the Blue Chip Fund into First Investors Series Fund--Blue Chip Fund and High Yield Fund into First Investors Fund For Income, Inc. At the Special Meeting of Shareholders held on February 25, 2000, the Shareholders approved the proposal to reorganize each Fund. The reorganizations were effected as of the close of business on March 14, 2000. Accordingly, this Statement of Additional information is amended by deleting all text related to the Blue Chip and High Yield Funds.